Goodwill and Core Deposit Intangibles - Schedule of Changes in Core Deposit Intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-lived Intangible Assets [Roll Forward]
Amortization for the period	$ (57)	$ (23)	$ (12)
Core deposit intangibles
Finite-lived Intangible Assets [Roll Forward]
Core deposit intangibles, beginning balance	140	19
Amortization for the period	(58)	(22)
Core deposit intangibles, ending balance	312	140	$ 19
Core deposit intangibles | SVB
Finite-lived Intangible Assets [Roll Forward]
Core deposit intangibles related to the Acquisition/Merger	230	0
Core deposit intangibles | CIT Group Inc.
Finite-lived Intangible Assets [Roll Forward]
Core deposit intangibles related to the Acquisition/Merger	$ 0	$ 143